Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

On February 11, 2025, Sports.com entered into a multi-year global partnership agreement with Soccerex, the world’s leading soccer (hereinafter referred to as “football”) business event organizer. The Agreement makes Sports.com the title sponsor for six global events including Soccerex 2025 for MENA, Europe and USA to be held in Cairo, Amsterdam and Miami, respectively. This partnership will provide the Company with an influential platform to engage with key stakeholders in the football industry, further solidifying Sports.com’s position at the intersection of sports, technology and entertainment. Working with the Soccerex team and its community presents an opportunity to build brand awareness internationally for the Company’s gaming, content and entertainment brands.

On February 18, 2025, the Company announced the establishment of a global advisory board to provide active strategic guidance and support the Company’s growth, structure and expansion into new markets. The Advisory Board will focus on the Company’s two primary brands, Lottery.com and Sports.com, along with its subsidiaries. The Advisory Board will provide independent advice on evolving trends and challenges to Lottery.com’s board of directors and executive management team, helping evaluate the Company’s current business model, refine operations and explore new trends and prospects to accelerate growth. Additionally, the Advisory Board will support corporate governance and offer strategic recommendations to ensure compliance and long-term stability.

On February 24, 2025, Texas Lottery Commission Executive Director Ryan Mindell announced that lottery ticket courier services are not allowed under Texas law and that the agency will move forward with proposed rule amendments prohibiting lottery courier services within the state. The Policy prohibits the Company and other courier services from holding a Texas Lottery retail license or procuring tickets from other licensed retailers.

On February 25, 2025, the Court in the SDNY in the Preston Million Class Action granted in part and denied in part the Company’s MTD Third Amended Complaint (the “Order). As set forth in the Order, the Class Plaintiffs’ Section 10(b) claim shall proceed against Defendant Dickinson and the Company based on post−merger representations regarding Lottery’s financial performance and financial reporting. Class Plaintiffs’ and Hoffman’s Section 20(a) claim premised on Section 10(b) shall likewise proceed against Defendant Dickinson. Class Plaintiffs’ Section 14(a) claim shall proceed against the Company and Defendants DiMatteo, Clemenson and Dickinson with respect to certain legal and regulatory compliance statements in the Proxy. The remainder of Plaintiffs’ claims were dismissed, including all claims against Komissarov. The Court also ordered that Plaintiffs shall have leave to amend within twenty−one (21) days of this opinion and order. On March 13, 2025, the Court granted Plaintiff Hoffman’s motion for leave for additional time to amend his complaint. Accordingly, Hoffman’s’ Third Amended Complaint shall be due April 24, 2025. Defendants’ motions to dismiss shall be due June 30, 2025; Plaintiff Hoffman’s opposition brief will be due August 14, 2025; and Defendants’ reply briefs shall be due September 17, 2025.

On February 25, 2025, the United States District Court for the Southern District of Florida has ruled in favor of the Company and Matthew McGahan (“Defendants”), granting with prejudice the Motion to Dismiss for Failure to State a Claim in the case styled Sharon A. McTurk, et al. v. Lottery.com, Inc. and Matthew McGahan (Case No. 24-60993-CIV-DAMIAN). The Court’s ruling underscored the lack of credible evidence presented by the Plaintiffs. The Court determined that the allegations did not meet the required legal threshold, thereby rejecting all claims brought against Lottery.com and Matthew McGahan.

On March 7, 2025, the Company received notice from received a notice from The Nasdaq Stock Market LLC (“Nasdaq”) determining that as a result of the closing bid price of the Company’s common share being $1.00 or above for the last twenty business days, the Company regained compliance with Nasdaq Listing Rule 5450(a)(1) (the “Minimum Bid Price Requirement”). Notably, the Company regained compliance with the Minimum Bid Price Requirement without effectuating a reverse stock split that was approved by the shareholders at the 2024 Annual Stockholder’s Meeting. Additionally, the Company’s market value of publicly held shares being $5,000,000 or above during the same period, the Company regained compliance with Nasdaq Listing Rule 5450(b)(1)(C).

On March 13, 2025, the Company completed the acquisition of Spektrum Ltd from PlusEvo Ltd through a signed Share Purchase Agreement (SPA). This acquisition, valued at $1.5 million in common stock at $3 per share, supports Lottery.com’s strategic expansion and the development of Lottery.com International. The acquisition provides the Company with a compliant platform to support lottery, sweepstakes and social gaming operations in dozens of international jurisdictions.

On March 25, 2025, Sports.com Studios (“SDCS”) was launched by the Company. SDCS will serve as the Company’s dedicated content creation arm, producing original content for the Sports.com platform along with generating revenue through content licensing and distribution to third parties.

On March 26, 2025, the Company registered Sports.com as a fictitious name under AutoLotto, Inc.in the state of Florida. This permits the Company to conduct business in the state under the Sports.com brand name.